CONSOLIDATED STATEMENTS OF EARNINGS - CAD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Total operating revenues (Note 4)	$ 11,562	$ 11,345	$ 10,745	$ 12,726	$ 12,889	$ 9,227	$ 11,116	$ 11,146	$ 46,378	$ 44,378	$ 34,560
Operating expenses
Operating and administrative									6,792	6,442	4,358
Depreciation and amortization									3,246	3,163	2,240
Impairment of long-lived assets (Note 8 and Note 11)									1,104	4,463	1,376
Impairment of goodwill (Note 8 and Note 16)									1,019	102	0
Total operating expenses									41,562	42,807	31,979
Operating income	1,513	854	1,571	878	(2,961)	1,490	1,684	1,358	4,816	1,571	2,581
Income from equity investments (Note 13)									1,509	1,102	428
Other income/(expense)
Net foreign currency gain/(loss)									(522)	237	91
Gain/(loss) on dispositions									(46)	16	848
Other									516	199	93
Interest expense (Note 18)									(2,703)	(2,556)	(1,590)
Earnings before income taxes									3,570	569	2,451
Income tax recovery/(expense) (Note 25)									(237)	2,697	(142)
Earnings	1,283	213	1,327	510	65	1,015	1,241	945	3,333	3,266	2,309
Earnings attributable to noncontrolling interests and redeemable noncontrolling interests									(451)	(407)	(240)
Earnings attributable to controlling interests	1,184	4	1,160	534	291	847	1,000	721	2,882	2,859	2,069
Preference share dividends									(367)	(330)	(293)
Earnings attributable to common shareholders	$ 1,089	$ (90)	$ 1,071	$ 445	$ 207	$ 765	$ 919	$ 638	$ 2,515	$ 2,529	$ 1,776
Earnings/(loss) per common share attributable to Enbridge Inc. common shareholders (in dollars per share)	$ 0.60	$ (0.05)	$ 0.63	$ 0.26	$ 0.13	$ 0.47	$ 0.56	$ 0.54	$ 1.46	$ 1.66	$ 1.95
Diluted earnings/(loss) per common share attributable to Enbridge Inc. common shareholders (in dollars per share)	$ 0.60	$ (0.05)	$ 0.63	$ 0.26	$ 0.12	$ 0.47	$ 0.56	$ 0.54	$ 1.46	$ 1.65	$ 1.93
Commodity sales
Operating revenues
Total operating revenues (Note 4)									$ 27,660	$ 26,286	$ 22,816
Operating expenses
Cost of goods and services sold									26,818	26,065	22,409
Gas distribution sales
Operating revenues
Total operating revenues (Note 4)									4,360	4,215	2,486
Operating expenses
Cost of goods and services sold									2,583	2,572	1,596
Transportation and other services revenues
Operating revenues
Total operating revenues (Note 4)									$ 14,358	$ 13,877	$ 9,258